Capital	12 Months Ended
Dec. 31, 2017
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Capital

Note 23: Capital

The change in capital, which includes stated capital and contributed surplus, was as follows:

	Number of Common Shares	Stated Capital	Series II, Cumulative Redeemable Preference Share Capital	Contributed Surplus	Total Capital
Balance, December 31, 2015	764,594,864	9,576	110	166	9,852
Shares issued under DRIP	854,609	35	-	-	35
Stock compensation plans	3,653,670	145	-	30	175
Repurchases of common shares	(41,659,842)	(473)	-	-	(473)
Balance, December 31, 2016	727,443,301	9,283	110	196	9,589
Impact of IFRS 2 amendments (note 1)	-	-	-	152	152
Shares issued under DRIP	775,965	35	-	-	35
Stock compensation plans(1)	3,851,129	171	-	(105)	66
Repurchases of common shares	(22,768,311)	(293)	-	-	(293)
Balance, December 31, 2017	709,302,084	9,196	110	243	9,549

(1) Movements in contributed surplus includes cash payments related to withholding taxes on stock compensation plans.

Common shares of the Company have no par value and the authorized common share capital is an unlimited number of shares.

Dividends

Dividends on common shares are declared in U.S. dollars. In the consolidated statement of cash flow, dividends paid on common shares are shown net of amounts reinvested in the Company under its dividend reinvestment plan. Details of dividends declared per share and dividends paid on common shares are as follows:

	Year ended December 31,
	2017	2016
Dividends declared per common share	$1.38	$1.36

Dividends declared	991	1,015
Dividends reinvested	(35)	(35)
Dividends paid	956	980

Registered holders of common shares may participate in the dividend reinvestment plan, under which cash dividends are automatically reinvested in new common shares. Common shares are valued at the weighted-average price at which the shares traded on the TSX during the five trading days immediately preceding the record date for the dividend.

Share Repurchases

The Company may buy back shares (and subsequently cancel them) from time to time as part of its capital strategy. Share repurchases are effected under a normal course issuer bid (“NCIB”), Under the current NCIB, the Company may repurchase up to 36 million common shares between May 30, 2017 and May 29, 2018 in open market transactions on the TSX, the NYSE and/or other exchanges and alternative trading systems, if eligible, or by such other means as may be permitted by the TSX and/or NYSE or under applicable law, including private agreement purchases if the Company receives an issuer bid exemption order from applicable securities regulatory authorities in Canada for such purchases. In 2017, the Company privately repurchased 6.0 million common shares (2016 – 9.5 million common shares) at a discount to the then-prevailing market price.

Details of share repurchases were as follows:

	Year ended December 31,
	2017	2016
Share repurchases (millions of U.S. dollars)	1,000	1,673
Shares repurchased (number in millions)	22.8	41.9
Share repurchases - average price per share in U.S. dollars	$43.93	$39.91

Decisions regarding any future repurchases will depend on factors such as market conditions, share price, and other opportunities to invest capital for growth. The Company may elect to suspend or discontinue its share repurchases at any time, in accordance with applicable laws. From time to time when the Company does not possess material nonpublic information about itself or its securities, it may enter into a pre-defined plan with its broker to allow for the repurchase of shares at times when the Company ordinarily would not be active in the market due to its own internal trading blackout periods, insider trading rules or otherwise. Any such plans entered into with the Company’s broker will be adopted in accordance with applicable Canadian securities laws and the requirements of Rule 10b5-1 under the U.S. Securities Exchange Act of 1934, as amended.

Series II, Cumulative Redeemable Preference Shares

The authorized preference share capital of the Company is an unlimited number of preference shares without par value. The directors are authorized to issue preference shares without par value in one or more series, and to determine the number of shares in, and terms attaching to, each such series. As of December 31, 2017 and 2016, 6,000,000 Series II, cumulative redeemable preference shares were authorized, issued and outstanding. The Series II preference shares are non-voting and are redeemable at the option of the Company for C$25.00 per share, together with accrued dividends. Dividends are payable quarterly at an annual rate of 70% of the Canadian bank prime rate applied to the stated capital of such shares.